Sensitivity analysis for fair value measurements in Level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	₩ 103,649	₩ 105,158
Unfavorable Changes - Financial Assets	(91,123)	(67,985)
Financial liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	90,018	72,054
Unfavorable Changes - Financial Liabilities	(90,058)	(75,829)
Effects on profit or loss for the period | Financial assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	76,832	68,900
Unfavorable Changes - Financial Assets	(70,079)	(45,802)
Effects on profit or loss for the period | Financial assets at fair value through profit or loss
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	53,821	44,108
Unfavorable Changes - Financial Assets	(48,547)	(23,618)
Effects on profit or loss for the period | Derivative assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	23,011	24,792
Unfavorable Changes - Financial Assets	(21,532)	(22,184)
Effects on profit or loss for the period | Financial liabilities designated at fair value through profit or loss
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	72,042	55,224
Unfavorable Changes - Financial Liabilities	(71,690)	(53,294)
Effects on profit or loss for the period | Derivative liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	17,976	16,830
Unfavorable Changes - Financial Liabilities	(18,368)	(22,535)
Effects on other comprehensive income for the period | Securities at fair value through other comprehensive income
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	26,817	36,258
Unfavorable Changes - Financial Assets	₩ (21,044)	₩ (22,183)